Fees Summary	Aug. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 377,325,000.00
Previously Paid Amount	0.00
Total Fee Amount	57,768.46
Total Offset Amount	18,734.00
Net Fee	$ 39,034.46